Description of Business, Organization and Significant Concentrations and Risk - VIE Assets and Liabilities, Net Revenues, Net Loss and Cash Flows (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity
Net cash received from financing activities	¥ 188,212	$ 27,288	¥ 827,516	¥ 6,303,594
ATA Intelligent Learning
Variable Interest Entity
Net cash received from financing activities	830,186		5,645,353	15,122,000
ATA Intelligent Learning | Eliminations
Variable Interest Entity
Net cash received from financing activities	¥ 830,186		¥ 5,645,353	¥ 15,122,000
ATA Intelligent Learning | Huanqiuyimeng | Eliminations
Variable Interest Entity
Percentage of equity interest	30.96%		30.96%
Equity interest investment	¥ 55,779,696		¥ 62,722,195